ACQUISITIONS	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS
ACQUISITIONS
The following investment was accounted for using the acquisition method, and the results of operations have been included in the audited annual consolidated financial statements since the date of acquisition.
India Wind Portfolio
Brookfield Renewable, along with its institutional partners, completed a transaction in India to acquire a 105 MW operating wind facility on June 7, 2019 and a 105 MW operating wind facility on July 8, 2019 (collectively, the "India Wind Portfolio").
Brookfield Renewable, along with institutional partners, acquired the India Wind Portfolio for a total consideration of INR 4.6 billion ($67 million), plus a contingent payment expected to be INR 0.8 billion ($12 million). Brookfield Renewable expects to hold a 25% economic interest. The total acquisition costs of less than $1 million were expensed as incurred and have been classified under Other in the consolidated statement of income.
Brookfield Renewable has a voting agreement with an affiliate of Brookfield that ultimately controls the India Wind Portfolio. Pursuant to this voting agreement, Brookfield Renewable is entitled to direct the election of the directors of the Brookfield affiliate that ultimately controls and operates the India Wind Portfolio.
This investment was accounted for using the acquisition method, and the results of operations have been included in the audited annual consolidated financial statements since the date of the acquisition. If the acquisition had taken place at the beginning of the year, the revenue from the India Wind Portfolio would have been $37 million for the year ended December 31, 2019.
China Wind Facility
On September 30, 2019, Brookfield Renewable, along with its institutional partners, completed the acquisition of a 200 MW operating wind facility in China ("China Wind Facility") for a total consideration of CNY 1,140 million ($160 million). Brookfield Renewable expects to hold a 25% economic interest. The total acquisition costs of less than $1 million were expensed as incurred and have been classified under Other in the consolidated statement of income.
Brookfield Renewable has a voting agreement with an affiliate of Brookfield that ultimately controls the China Wind Facility. Pursuant to this voting agreement, Brookfield Renewable is entitled to direct the election of the directors of the Brookfield affiliate that ultimately controls and operates the China Wind Facility.
This investment was accounted for using the acquisition method, and the results of operations have been included in the audited annual consolidated financial statements since the date of the acquisition. If the acquisition had taken place at the beginning of the year, the revenue from the China Wind Facility would have been $44 million for the year ended December 31, 2019.
The purchase price allocations, at fair value, with respect to the acquisitions are as follows:

(MILLIONS)	Notes	India Wind Portfolio	China Wind Facility	Total
Restricted cash		$14	$2	$16
Trade receivables and other current assets		14	51	65
Property, plant and equipment	13	243	307	550
Current liabilities		(1)	(23)	(24)
Current portion of non-recourse borrowings	14	(12)	(18)	(30)
Financial instruments		(4)	—	(4)
Non-recourse borrowings	14	(158)	(131)	(289)
Deferred income tax liabilities		(8)	(28)	(36)
Other long-term liabilities		(9)	—	(9)
Fair value of net assets acquired		$79	$160	$239

The following investments were accounted for using the equity method as Brookfield Renewable has significant influence through its position in the business, and the results of operations have been included in the audited annual consolidated financial statements since the date of investment.
X-Elio
In December 2019, Brookfield Renewable, along with its institutional partners, completed a 50-50 joint venture in respect of X-Elio. Headquartered in Spain, X-Elio's portfolio includes approximately 972 MW of operating solar, approximately 1,000 MW of assets under construction and a 5,000 MW development pipeline with a focus in Spain, Mexico, U.S. and Japan. Brookfield Renewable retains an approximate 12.5% economic interest in the joint venture. Brookfield Renewable's consideration was €124 million ($138 million).
Completed in 2018
The following investments were accounted for using the acquisition method, and the results of operations have been included in the consolidated financial statements since the date of acquisition.
Biotherm
Brookfield Renewable previously acquired TerraForm Global, Inc. (“TerraForm Global”) on December 28th, 2017. Included in the net identifiable assets of TerraForm Global was $56 million in restricted cash and deposits for the acquisition of controlling interests (ranging between 65% and 70%) in three separate companies that cumulatively operate 49 MW of wind and solar assets in South Africa (“Biotherm”).
In March 2018, Brookfield Renewable acquired Biotherm for a total consideration of $71 million. This amount was transferred in two tranches and included the aforementioned deposit, a cash payment of $12 million and deferred consideration of $3 million.
The total acquisition costs of less than $1 million were expensed as incurred and have been classified under Other in the consolidated statement of income.
Northern Ireland Wind
In March 2018, Brookfield Renewable entered into an agreement to acquire, along with its institutional partners, a 100% interest in a 23 MW wind facility in Northern Ireland (“Northern Ireland Wind”).
In October 2018, Brookfield Renewable, along with its institutional partners, completed the acquisition of Northern Ireland Wind. The total consideration was £22 million ($28 million). Brookfield Renewable retains an approximate 40% controlling interest.
The total acquisition costs of less than $1 million were expensed as incurred and have been classified under Other  in the consolidated statement of income.
Purchase price allocations
Final purchase price allocations, at fair value, with respect to the acquisitions are as follows:

(MILLIONS)	Biotherm	Northern Ireland Wind	Total
Cash and cash equivalents	$12	$1	$13
Trade receivables and other current assets	7	—	7
Property, plant and equipment, at fair value	158	53	211
Current liabilities	(3)	(4)	(7)
Current portion of non-recourse borrowings	(3)	—	(3)
Financial instruments	(2)	—	(2)
Non-recourse borrowings	(69)	(18)	(87)
Deferred income tax liabilities	(35)	(4)	(39)
Non-controlling interests	(21)	—	(21)
Fair value of net assets acquired	44	28	72
Goodwill	27	—	27
Purchase price	$71	$28	$99

Completed in 2017
The following investments were accounted for using the equity method as  Brookfield Renewable has significant influence through its position in the business, and the results of operations have been included in the audited annual consolidated financial statements since the date of investment.
European Storage
In August 2017, Brookfield Renewable, along with its institutional partners, acquired a 25% interest in FHH Guernsey Ltd which owns a 2.1 GW pumped storage portfolio in the United Kingdom (“European Storage”). Brookfield Renewable retains an approximate 7% economic interest in the portfolio. Total consideration was £194 million ($248 million). The acquisition costs of £1 million ($1 million) were incurred and capitalized.
TerraForm Power
In October 2017, along with its institutional partners, Brookfield Renewable closed the acquisition of a 51% interest in TerraForm Power, Inc. (“TerraForm Power”). TerraForm Power is a 2,600 MW large scale diversified portfolio of solar and wind assets located predominately in the U.S. Brookfield Renewable retains an indirect economic interest of approximately 16% in TerraForm Power for a total net investment of $203 million.
Brookfield Renewable had previously accounted for its indirect interest in TerraForm Power as an available for sale investment. The change from available for sale accounting to equity method accounting resulted in a gain of $13 million being reclassified from the audited annual consolidated statement of comprehensive income to the statement of income and included in Other income, representing the accumulated gain on the previously held indirect investment.  The acquisition costs of $1 million were incurred and capitalized.
In October 2017, Brookfield Renewable entered into a voting agreement with the Brookfield subsidiary that ultimately controls TerraForm Power. Pursuant to this voting agreement, Brookfield Renewable is entitled to direct the election for one of the four directors of the Brookfield subsidiary, thereby providing Brookfield Renewable with significant influence over this subsidiary.
The following investments were accounted for using the acquisition method, and the results of operations have been included in the audited annual consolidated financial statements since the date of acquisition.
European Wind
In February 2017, Brookfield Renewable entered into an agreement to acquire, along with its institutional partners, a 100% interest in a 16 MW wind facility in Northern Ireland (“European Wind”).
In August 2017, Brookfield Renewable, along with its institutional partners, completed the acquisition of European Wind, which was commissioned in July of 2017. If the acquisition had taken place at the beginning of the year, the revenue from European Wind earned prior to the date of acquisition would have been immaterial. The total consideration was £24 million ($32 million). Brookfield Renewable retains an approximate 40% controlling interest in the asset. The total acquisition costs of less than $1 million were expensed as incurred and have been classified under Other in the audited annual consolidated statements of income.
TerraForm Global
In December 2017, along with its institutional partners, Brookfield Renewable closed the acquisition of a 100% interest in TerraForm Global. TerraForm Global is a 919 MW portfolio of diversified solar and wind assets located predominately in Brazil and Asia. The total consideration paid was $657 million and the fair value of the interest previously held was $100 million. Brookfield Renewable retains a 31% economic interest in TerraForm Global with its share of the fair value of previously held interest on the acquisition date totaling $30 million. Brookfield Renewable’s share of the consideration paid was $202 million.
Brookfield Renewable had previously accounted for its indirect interest in TerraForm Global as an available for sale investment. The change from available for sale accounting to consolidation accounting resulted in a gain of $2 million being reclassified from the audited annual consolidated statement of comprehensive income to the statement of income and included in Other income, representing the accumulated gain on the previously held indirect investment.
If the acquisition had taken place at the beginning of the year, the revenue from TerraForm Global for the year ended December 31, 2017 would have been $250 million. The total acquisition costs of $1 million were expensed as incurred and have been classified under Other  in the audited annual consolidated statements of income.
In December 2017, Brookfield Renewable entered into a voting agreement with an affiliate of Brookfield Renewable that ultimately controls TerraForm Global. Pursuant to this voting agreement, Brookfield Renewable is entitled to direct the election of the directors of the Brookfield subsidiary.
Purchase price allocations
Final purchase price allocations, at fair value, with respect to the acquisitions completed in 2017 are as follows:

(MILLIONS)	TerraForm Global	European Wind	Total
Cash and cash equivalents	$611	$—	$611
Restricted cash	90	—	90
Trade receivables and other current assets	62	1	63
Financial instruments	20	—	20
Property, plant and equipment, at fair value	1,208	37	1,245
Deferred tax assets	18	—	18
Other long-term assets	94	—	94
Current liabilities	(73)	(4)	(77)
Current portion of non-recourse borrowings	(1,183)	—	(1,183)
Financial instruments	(15)	—	(15)
Non-recourse borrowings	(5)	—	(5)
Deferred income tax liabilities	(15)	(2)	(17)
Other long-term liabilities	(54)	—	(54)
Non-controlling interests	(1)	—	(1)
Fair value of net assets acquired	$757	$32	$789

During the years ended December 31, 2019 and 2018, the purchase price allocations for the acquisitions in 2018 and 2017, respectively, were finalized. No material changes to the provisional purchase price allocations disclosed in the audited annual consolidated financial statements for 2018 and 2017 had to be considered for acquisitions made in the respective years.